[Aetna cover]

                           Variable Annuity Account I



                                   Build for
                               Retirement. Manage
                                   for Life. (SM)



                                      1996
                                     Annual
                                     Report



                                                        [Aetna Logo]
ANN.VAI-96                                              Retirement Services (SM)

As we move forward in our mission to provide the tools to help you achieve your dreams by becoming your retirement partner, it is an opportune time to reflect upon our achievements in 1996.

Our Aetna funds had another outstanding year. Aeltus Investment Management, Inc., our affiliate organization which manages these funds, was named one of the World's Best Money Managers by Nelson's Publications, an organization that compares investment performance data on over 1,700 investment managers from around the world.

To broaden our customer service capabilities, we established a second Customer Service site in Phoenix, Arizona. This endeavor demonstrates our strong commitment to providing you with professional and dependable customer service at all times.

We also introduced Internet capabilities to further expand the breadth and flexibility of our customer service functions. In 1996, we gave many of our customers the ability to view their account information through the Internet. During the first quarter of 1997, some customers using Aetna's variable annuity contracts to fund their retirement plans under internal revenue code sections 403(b), 457, and 401(k), as well as individuals holding non-qualified Aetna variable annuities or individual retirement annuities, will be able to use the Internet to perform allocation changes and fund transfers. We remain steadfast in our efforts to offer all Aetna Retirement Services customers the ability to do transactions on the Internet.

The Aetna Retirement Services organization, through its subsidiary Aetna Financial Services, Inc., is in the process of developing financial planning capabilities to provide customers with the tools to achieve their retirement dreams. Once this capability is developed, Aetna Financial Services' professional financial planners, in partnership with other Aetna Retirement Services representatives, will be able to help customers define their financial objectives, evaluate their options, and advise them on the steps they can take to help turn their retirement dreams into tangible goals.

We are also presently working on an initiative to offer new options for cost-effective electronic delivery of regulatory materials such as prospectuses on CD-ROM or via the Internet. Enclosed you will find a consent agreement if you would like to choose a new delivery option for these materials that better suits your needs. Kindly take a few minutes to fill out the form and return it to us in the attached postage paid envelope if you are interested.

Please contact us if you have any questions or comments. You are the reason we're in business.

Thank you for your business and continued trust.

/s/Daniel P. Kearney
-----------------------
Daniel P. Kearney
President, Aetna Retirement Services, Inc.

------------------------
* Operating earnings exclude net realized capital gains and losses; these earnings have been further adjusted to exclude $40 million of severance and facilities charges in 1996.

[Aetna Logo]
Retirement Services (SM)
                                Consent Agreement



----------------------------------------------------------------------------
                                                             February, 1997
Dear Valued Customer,

As we move into the 21st Century, technology is rapidly evolving and more information is being delivered electronically. Replacing paper documents with electronic document delivery is not only cost effective, it conserves and protects our finite supply of natural resources.

During 1997, Aetna Life Insurance and Annuity Company ("ALIAC") plans to offer new options for electronic delivery, on CD-ROM or via the INTERNET, of securities-related regulatory materials relating to ALIAC variable annuities, variable life insurance and the underlying investment options under such products. These options will help us to provide you with up-to-date information with speed and efficiency. If you would like to take advantage of electronic delivery of future regulatory material as this delivery becomes available, please take a few minutes to check the option you prefer, fill out the form below and return it to us in the enclosed postage paid envelope. A toll-free number (800-USAETNA) is always available to request paper documents and you can change your options by writing to us (151 Farmington Ave., Hartford, CT. 06156-8972).

Aetna will keep you informed of our progress on this exciting initiative by announcing its availability in our regular communications. Until then, you can expect to continue to receive paper copy materials.

We thank you for giving us this opportunity to serve you better.

--------------------------------------------------------------------------------
                            Consent Agreement
--------------------------------------------------------------------------------

When and to the extent that ALIAC makes available such delivery, I will accept future regulatory materials (Annual Financial Reports and Semi-annual Financial Reports, as well as prospectuses and supplements for ALIAC's variable annuity and variable life insurance separate accounts and their underlying funding options) on:

[ ] Internet via http://www.aetna.com (There may be potential costs to you associated with such delivery, depending on your access carrier.)
[ ] CD ROM until INTERNET access is available
[ ] CD ROM only

--------------------------------------------------------------------------------
This consent will be in effect until revoked in writing, which may be done at any time.
--------------------------------------------------------------------------------
Last Name                       First Name                       Middle Initial

--------------------------------------------------------------------------------
Number and Street Address

--------------------------------------------------------------------------------
City                            State                            Zip Code

--------------------------------------------------------------------------------
Signature                                                        Date

--------------------------------------------------------------------------------
Social Security Number/Tax ID Number

--------------------------------------------------------------------------------

82949 (2-97)

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1996:


ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 118,220 shares (cost $3,972,310) ........................   $3,829,309
  Aetna Income Shares; 79,477 shares (cost $1,025,028) .........................    1,003,244
  Aetna Variable Encore Fund; 635,111 shares (cost $8,317,770) .................    8,379,376
  Aetna Investment Advisers Fund, Inc.; 46,476 shares (cost $686,701) ..........      702,615
  Aetna Ascent Variable Portfolio; 92,327 shares (cost $1,108,682) .............    1,165,108
  Aetna Crossroads Variable Portfolio; 6,406 shares (cost $77,022) .............       76,740
  Aetna Legacy Variable Portfolio; 8,918 shares (cost $103,946) ................      100,364
  Aetna Variable Index Plus Portfolio; 2,964 shares (cost $33,107) .............       32,321
  Alger American Funds:
    Balanced Portfolio; 54,958 shares (cost $488,764) ..........................      507,815
    Growth Portfolio; 188,312 shares (cost $6,133,738) .........................    6,464,740
    Income and Growth Portfolio; 76,873 shares (cost $604,086) .................      647,270
    Leveraged AllCap Portfolio; 103,955 shares (cost $1,958,838) ...............    2,012,567
    MidCap Portfolio; 192,140 shares (cost $3,929,732) .........................    4,102,199
    Small Capitalization Portfolio; 171,234 shares (cost $7,045,821) ...........    7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 563,735 shares (cost $11,091,451) .................   11,855,352
    Growth Portfolio; 305,971 shares (cost $9,188,009) .........................    9,527,933
    High Income Portfolio; 218,647 shares (cost $2,638,083) ....................    2,737,458
    Overseas Portfolio; 70,166 shares (cost $1,255,226) ........................    1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 71,870 shares (cost $1,159,980) ...................    1,216,766
    Contrafund Portfolio; 395,008 shares (cost $6,102,472) .....................    6,541,331
    Index 500 Portfolio; 54,852 shares (cost $4,513,469) .......................    4,888,997
    Investment Grade Bond Portfolio; 36,653 shares (cost $438,309) .............      448,634
  Insurance Management Series:
    American Leaders Fund II; 3,803,235 shares (cost $50,964,321)...............   58,037,362
    Growth Strategies Fund II; 765,678 shares (cost $8,910,410).................    9,800,678
    High Income Bond Fund II; 1,131,975 shares (cost $11,148,554)...............   11,591,426
    International Equity Fund II; 1,015,711 shares (cost $10,735,477)...........   11,335,329
    Prime Money Fund II; 3,507,665 shares (cost $3,507,665).....................    3,507,665
    U.S. Government Securities Fund II; 243,454  shares (cost $2,456,653).......    2,456,452
    Utility Fund II; 1,129,147 shares (cost $12,228,743)........................   13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio; 150,999 shares (cost $2,736,309)...............    2,754,214
    Balanced Portfolio; 134,540 shares (cost $1,940,432)........................    1,987,150
    Flexible Income Portfolio; 34,999 shares (cost $387,419)....................      393,394
    Growth Portfolio; 200,763 shares (cost $3,022,933)..........................    3,113,839
    Short-Term Bond Portfolio; 31,499 shares (cost $315,844)....................      314,045
    Worldwide Growth Portfolio; 710,001 shares (cost $13,144,346)...............   13,802,417
  Lexington Emerging Markets Fund; 75,979 shares (cost $770,519)................      765,870
  Lexington Natural Resources Trust Fund; 93,062 shares (cost $1,231,130).......    1,329,850
  MFS Funds:
    Emerging Growth Series; 318,453 shares (cost $4,202,694)....................    4,216,322
    Research Series; 189,599 shares (cost $2,423,276)...........................    2,489,437
    Total Return Series; 86,203 shares (cost $1,159,487)........................    1,181,849
    Value Series; 4,208 shares (cost $44,704)...................................       44,861
    World Government Series; 20,267 shares (cost $210,551)......................      214,428
  TCI Portfolios, Inc.:
    Balanced Fund; 49,532 shares (cost $363,463)................................      373,473
    Growth Fund; 44,936 shares (cost $471,345)..................................      460,141
    International Fund; 138,466 shares (cost $778,083)..........................      825,259
                                                                                 ------------
NET ASSETS (cost $205,026,902) ................................................. $218,897,920
                                                                                 ============

Variable Annuity Account I

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period:
  (Notes 1 and 5)

  Aetna Variable Fund:
   Annuity contracts in accumulation............................ $3,829,309
  Aetna Income Shares:
   Annuity contracts in accumulation............................  1,003,244
  Aetna Variable Encore Fund:
   Annuity contracts in accumulation............................  8,379,376
  Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation............................    702,615
  Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation............................  1,165,108
  Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation............................     76,740
  Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation............................    100,364
  Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation............................     32,321
  Alger American Funds:
    Balanced Portfolio:
   Annuity contracts in accumulation............................    507,815
    Growth Portfolio:
   Annuity contracts in accumulation............................  6,464,740
    Income and Growth Portfolio:
   Annuity contracts in accumulation............................    647,270
    Leveraged AllCap Portfolio:
   Annuity contracts in accumulation............................  2,012,567
    MidCap Portfolio:
   Annuity contracts in accumulation............................  4,102,199
    Small Capitalization Portfolio:
   Annuity contracts in accumulation............................  7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio:
   Annuity contracts in accumulation............................ 11,855,352
    Growth Portfolio:
   Annuity contracts in accumulation............................  9,527,933
    High Income Portfolio:
   Annuity contracts in accumulation............................  2,737,458
    Overseas Portfolio:
   Annuity contracts in accumulation............................  1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio:
   Annuity contracts in accumulation............................  1,216,766
    Contrafund Portfolio:
   Annuity contracts in accumulation............................  6,541,331
    Index 500 Portfolio:
   Annuity contracts in accumulation............................  4,888,997
    Investment Grade Bond Portfolio:
   Annuity contracts in accumulation............................    448,634
  Insurance Management Series:
    American Leaders Fund II:
   Annuity contracts in accumulation............................ 58,037,362
    Growth Strategies Fund II:
   Annuity contracts in accumulation............................  9,800,678
    High Income Bond Fund II:
   Annuity contracts in accumulation............................ 11,591,426
    International Equity Fund II:
   Annuity contracts in accumulation............................ 11,335,329

Variable Annuity Account I

    Prime Money Fund II:
   Annuity contracts in accumulation.....................      $3,507,665
    U.S. Government Securities Fund II:
   Annuity contracts in accumulation.....................       2,456,452
    Utility Fund II:
   Annuity contracts in accumulation.....................      13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio:
   Annuity contracts in accumulation.....................       2,754,214
    Balanced Portfolio:
   Annuity contracts in accumulation.....................       1,987,150
    Flexible Income Portfolio:
   Annuity contracts in accumulation.....................         393,394
    Growth Portfolio:
   Annuity contracts in accumulation.....................       3,113,839
    Short-Term Bond Portfolio:
   Annuity contracts in accumulation.....................         314,045
    Worldwide Growth Portfolio:
   Annuity contracts in accumulation.....................      13,802,417
  Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.....................         765,870
  Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.....................       1,329,850
  MFS Funds:
    Emerging Growth Series:
   Annuity contracts in accumulation.....................       4,216,322
    Research Series:
   Annuity contracts in accumulation.....................       2,489,437
    Total Return Series:
   Annuity contracts in accumulation.....................       1,181,849
    Value Series:
   Annuity contracts in accumulation.....................          44,861
    World Government Series:
   Annuity contracts in accumulation.....................         214,428
  TCI Portfolios, Inc.:
    Balanced Fund:
   Annuity contracts in accumulation.....................         373,473
    Growth Fund:
   Annuity contracts in accumulation.....................         460,141
    International Fund:
   Annuity contracts in accumulation.....................         825,259
                                                           --------------
                                                             $218,897,920
                                                           ==============


See Notes to Financial Statements

Variable Annuity Account I


Statements of Operations and Changes in Net Assets

                                                                                  Year Ended December 31,
                                                                                  1996             *1995
                                                                                  ----             -----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends ...........................................................        $3,142,826        $344,085
Expenses: (Notes 2 and 5)
   Valuation Period Deductions .........................................        (1,469,442)       (129,615)
                                                                                ----------        --------
Net investment income ..................................................         1,673,384         214,470
                                                                                ----------        --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ..................................................        30,774,009       1,768,297
  Cost of investments sold .............................................        30,447,382       1,764,665
                                                                                ----------        --------
    Net realized gain ..................................................           326,627           3,632
Net unrealized gain on investments: (Note 5)
  Beginning of period ..................................................         1,366,008               0
  End of period ........................................................        13,871,018       1,366,008
                                                                                ----------        --------
    Net change in unrealized gain ......................................        12,505,010       1,366,008
                                                                                ----------        --------
Net realized and unrealized gain on investments ........................        12,831,637       1,369,640
                                                                                ----------        --------
Net increase in net assets resulting from operations ...................        14,505,021       1,584,110
                                                                                ----------        --------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       151,305,122      29,988,730
Sales and administrative charges deducted by the Company ...............                 0         (98,694)
                                                                                ----------        --------
    Net variable annuity contract purchase payments.....................       151,305,122      29,890,036
Transfers from the Company's fixed account options .....................        21,839,958       2,369,036
Redemptions by contract holders ........................................        (2,630,806)       (100,005)
Other ..................................................................           121,009          14,439
                                                                                ----------        --------
    Net increase in net assets from unit transactions (Note 5) .........       170,635,283      32,173,506
                                                                                ----------        --------
Change in net assets ...................................................       185,140,304      33,757,616
NET ASSETS:
Beginning of period ....................................................        33,757,616               0
                                                                                ----------        --------
End of period ..........................................................      $218,897,920     $33,757,616
                                                                              ============     ===========

* Statements of Operations and Changes in Net Assets for the Period June 28, 1995 through December 31, 1995.

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Value
                                                                      Per Unit         Increase(Decrease)   Units
                                                                      --------            in Value of     Outstanding    Reserves
                                                            Beginning         End of     Accumulation       at End        at End
                                                             of Year           Year          Unit           of Year       of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
AICA I                                                       $10.101           $12.769    26.41%  (1)      299,882.4     $3,829,309
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
AICA I                                                       $10.260           $10.489     2.23%  (1)       95,644.3      1,003,244
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
AICA I                                                       $10.151           $10.481     3.25%  (2)      799,456.4      8,379,376
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
AICA I                                                       $10.582           $11.781    11.33%  (2)       59,639.3        702,615
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
AICA I                                                       $11.003           $12.674    15.19%  (7)       91,926.8      1,165,108
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
AICA I                                                       $10.932           $12.123    10.89%  (7)        6,330.1         76,740
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
AICA I                                                       $10.601           $11.613     9.55%  (5)        8,642.2        100,364
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
AICA I                                                       $10.000           $10.919     9.19%  (8)        2,960.1         32,321
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                                       $10.393           $10.713     3.08%  (4)       47,400.6        507,815
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                        $9.790           $10.940    11.75%           590,911.4      6,464,740
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                                       $10.048           $11.333    12.79%  (3)       57,113.5        647,270
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                                       $10.349           $11.188     8.11%  (4)      179,879.2      2,012,567
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
AICA I                                                       $10.283           $10.667     3.73%  (3)      384,586.3      4,102,199
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
AICA I                                                        $9.541            $9.800     2.72%           714,815.6      7,005,171
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 EquityIncome Portfolio:
AICA I                                                       $10.301           $11.855    15.09%  (1)    1,000,050.3     11,855,352
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                        $9.055           $10.940    20.82%  (1)      870,922.1      9,527,933
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                       $10.493           $11.410     8.74%  (3)      239,917.2      2,737,458
------------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                       $10.304           $11.447    11.09%  (3)      115,487.1      1,321,928
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
AICA I                                                       $10.539           $11.674    10.77%  (4)      104,228.6      1,216,766
------------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                       $10.273           $12.093    17.72%  (3)      540,935.6      6,541,331
------------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                                       $10.828           $12.722    17.49%  (3)      384,282.0      4,888,997
------------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                                       $10.021           $10.455     4.33%  (3)       42,911.9        448,634
------------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:
AICA I                                                       $11.378           $13.639    19.87%         4,255,332.8     58,037,362
------------------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                       $10.277           $12.596    22.57%           778,060.1      9,800,678
------------------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                       $10.576           $11.920    12.71%           972,453.6     11,591,426
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                       $10.229           $10.924     6.80%         1,037,619.3     11,335,329
------------------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                       $10.180           $10.515     3.29%           333,599.8      3,507,665
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                       $10.521           $10.809     2.74%           227,252.1      2,456,452
------------------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                       $11.238           $12.361     9.99%         1,078,803.0     13,335,221
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                                       $10.988           $11.376     3.53%  (3)      242,113.2      2,754,214
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                                       $10.836           $12.038    11.09%  (3)      165,078.9      1,987,150
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                                       $10.173           $11.136     9.47%  (4)       35,325.6        393,394
------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity Account I


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Value
                                                                      Per Unit        Increase(Decrease)    Units
                                                                      --------            in Value of     Outstanding    Reserves
                                                            Beginning         End of     Accumulation       at End        at End
                                                             of Year           Year          Unit           of Year       of Year
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                       $11.002           $12.171     10.63% (3)      255,831.0   $3,113,839
------------------------------------------------------------------------------------------------------------------------------------
 ShortTerm Bond Portfolio:
AICA I                                                       $10.096           $10.417      3.18% (3)       30,148.1      314,045
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
AICA I                                                       $10.536           $13.393     27.12% (1)    1,030,570.1   13,802,417
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                                        $9.748           $10.328      5.95%           74,157.0      765,870
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                                       $11.444           $13.194     15.29% (4)      100,792.3    1,329,850
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
AICA I                                                       $10.000           $10.074      0.74% (6)      418,523.4    4,216,322
------------------------------------------------------------------------------------------------------------------------------------
 Research Series:
AICA I                                                       $10.000           $10.970      9.70% (6)      226,923.2    2,489,437
------------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                                       $10.000           $10.894      8.94% (6)      108,481.5    1,181,849
------------------------------------------------------------------------------------------------------------------------------------
 Value Series:
AICA I                                                       $10.000           $10.334      3.34% (9)        4,340.9       44,861
------------------------------------------------------------------------------------------------------------------------------------
 World Government Series:
AICA I                                                       $10.000           $10.471      4.71% (6)       20,479.1      214,428
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:
AICA I                                                       $10.239           $11.284     10.21% (5)       33,096.3      373,473
------------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
AICA I                                                        $9.592            $9.183    (4.26%) (3)       50,110.4      460,141
------------------------------------------------------------------------------------------------------------------------------------
 International Fund:
AICA I                                                       $10.399           $11.574     11.30%  (3)      71,305.4      825,259
------------------------------------------------------------------------------------------------------------------------------------


  AICA I- Certain individual and group contracts issued as nonqualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.

Notes to Condensed Financial Information:

     (1) Reflects less than a full year of performance activity. Funds were first received in this option during January 1996.
     (2) Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.
     (3) Reflects less than a full year of performance activity. Funds were first received in this option during March 1996.
     (4) Reflects less than a full year of performance activity. Funds were first received in this option during April 1996.
     (5) Reflects less than a full year of performance activity. Funds were first received in this option during May 1996.
     (6) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during May 1996 when the fund became available under the option.
     (7) Reflects less than a full year of performance activity. Funds were first received in this option during July 1996.
     (8) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996 when the fund became available under the option.
     (9) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during October 1996 when the fund became available under the option.

See Notes to Financial Statements

Variable Annuity Account I

Notes to Financial Statements  December 31, 1996


1.    Summary of Significant Accounting Policies

      Variable Annuity Account I ("Account") is a separate account established by Aetna Insurance Company of America ("Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax - deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on June 28, 1995.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

      a.  Valuation of Investments

      Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


        Aetna Variable Fund                                            Insurance Management Series:
        Aetna Income Shares                                            [bullet]American Leaders Fund II
        Aetna Variable Encore Fund                                     [bullet]Growth Strategies Fund II
        Aetna Investment Advisers Fund, Inc.                           [bullet]High Income Bond Fund II
        Aetna Ascent Variable Portfolio                                [bullet]International Equity Fund II
        Aetna Crossroads Variable Portfolio                            [bullet]Prime Money Fund II
        Aetna Legacy Variable Portfolio                                [bullet]U.S. Government Securities Fund II
        Aetna Variable Index Plus Portfolio                            [bullet]Utility Fund II
        Alger American Funds:                                          Janus Aspen Series:
        [bullet]Balanced Portfolio                                     [bullet]Aggressive Growth Portfolio
        [bullet]Growth Portfolio                                       [bullet]Balanced Portfolio
        [bullet]Income and Growth Portfolio                            [bullet]Flexible Income Portfolio
        [bullet]Leveraged AllCap Portfolio                             [bullet]Growth Portfolio
        [bullet]MidCap Portfolio                                       [bullet]Short - Term Bond Portfolio
        [bullet]Small Capitalization Portfolio                         [bullet]Worldwide Growth Portfolio
        Fidelity Investments Variable Insurance Products Fund:         Lexington Emerging Markets Fund
        [bullet]Equity - Income Portfolio                              Lexington Natural Resources Trust Fund
        [bullet]Growth Portfolio                                       MFS Funds:
        [bullet]High Income Portfolio                                  [bullet]Emerging Growth Series
        [bullet]Overseas Portfolio                                     [bullet]Research Series
        Fidelity Investments Variable Insurance Products Fund II:      [bullet]Total Return Series
        [bullet]Asset Manager Portfolio                                [bullet]Value Series
        [bullet]Contrafund Portfolio                                   [bullet]World Government Series
        [bullet]Index 500 Portfolio                                    TCI Portfolios, Inc.:
        [bullet]Investment Grade Bond Portfolio                        [bullet]Balanced Fund
                                                                       [bullet]Growth Fund
                                                                       [bullet]International Fund

      b.    Other

      Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

      c.    Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      d.    Annuity Reserves

     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2.    Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3.    Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.


4.    Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than shor-tterm investments for the years ended December 31, 1996 and December 31, 1995 aggregated $203,082,676 and $30,774,009; $34,156,273 and
     $1,768,297, respectively.

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------

                                                         Valuation    Proceeds      Cost of       Net
                                                           Period       from      Investments   Realized
                                           Dividends     Deductions     Sales        Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                        $377,243      ($16,848)    $678,021      $625,675     $52,346
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Income Shares:                          53,910        (6,342)     361,706       364,811      (3,105)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  271,781       (42,460)   8,817,411     8,991,630    (174,219)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         49,621        (6,268)     445,891       441,685       4,206
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:              41,723        (4,767)     103,743       102,116       1,627
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:           3,213          (150)         245           229          16
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:               6,160           (98)      32,715        33,619        (904)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             175           (59)      32,626        30,948       1,678
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                           1,752        (2,640)     164,226       164,428        (202)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            41,079       (39,330)     505,561       482,104      23,457
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                 30,956        (3,277)     116,013       131,617     (15,604)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                   1,193       (10,216)     138,877       145,053      (6,176)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                             6,167       (19,638)   1,125,112     1,181,040     (55,928)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               5,402       (43,782)     967,209       963,981       3,228
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 EquityIncome Portfolio:                      5,013       (60,690)     388,307       391,124      (2,817)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            6,182       (51,253)     683,984       650,467      33,517
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:                            0       (13,207)     809,332       772,725      36,607
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               0        (6,706)     553,209       544,802       8,407
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          0        (4,829)      32,049        30,456       1,593
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                             0       (23,542)     531,787       511,106      20,681
Annuity contracts in accumulation

-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                       Net
                                              Gain (Loss)         Net     Increase (Decrease)      Net Assets
                                              -----------      Change in       in Net Assets          ----------
                                           Beginning   End     Unrealized     from Unit       Beginning   End
                                            of Year  of Year   Gain (Loss)   Transactions      of Year   of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                           $0   ($143,001)   ($143,001)   $3,559,569
Annuity contracts in accumulation                                                                $0   $3,829,309
------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                            0     (21,783)     (21,783)      980,564
Annuity contracts in accumulation                                                                 0    1,003,244
------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                     0      61,606       61,606     8,262,668
Annuity contracts in accumulation                                                                 0    8,379,376
------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:           0      15,913       15,913       639,143
Annuity contracts in accumulation                                                                 0      702,615
------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                0      56,427       56,427     1,070,098
Annuity contracts in accumulation                                                                 0    1,165,108
------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            0        (282)        (282)       73,943
Annuity contracts in accumulation                                                                 0       76,740
------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                0      (3,582)      (3,582)       98,789
Annuity contracts in accumulation                                                                (1)     100,364
------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:            0        (786)        (786)       31,313
Annuity contracts in accumulation                                                                 0       32,321
------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                            0      19,051       19,051       489,854
Annuity contracts in accumulation                                                                 0      507,815
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           (303)    331,002      331,305     6,071,518
Annuity contracts in accumulation                                                            36,711    6,464,740
------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                   0      43,184       43,184       592,011
Annuity contracts in accumulation                                                                 0      647,270
------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                    0      53,728       53,728     1,974,038
Annuity contracts in accumulation                                                                 0    2,012,567
------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                              0     172,467      172,467     3,999,130
Annuity contracts in accumulation                                                                 1    4,102,199
------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:           (1,042)    (40,650)     (39,608)    7,044,153
Annuity contracts in accumulation                                                            35,778    7,005,171
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 EquityIncome Portfolio:                        0     763,902      763,902    11,149,944
Annuity contracts in accumulation                                                                 0   11,855,352
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              0     339,925      339,925     9,199,562
Annuity contracts in accumulation                                                                 0    9,527,933
------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                         0      99,376       99,376     2,614,682
Annuity contracts in accumulation                                                                 0    2,737,458
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            0      66,703       66,703     1,253,524
Annuity contracts in accumulation                                                                 0    1,321,928
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                       0      56,785       56,785     1,163,217
Annuity contracts in accumulation                                                                 0    1,216,766
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          0     438,859      438,859     6,105,333
Annuity contracts in accumulation
                                                                                       0               6,541,331
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------

                                                      Valuation    Proceeds      Cost of       Net
                                                        Period       from      Investments   Realized
                                           Dividends  Deductions     Sales        Sold      Gain (Loss)
---------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                            $0    ($22,040)     $334,354      $313,306      $21,048
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                 0      (1,771)       67,878        68,125         (247)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                  662,642    (497,245)      925,465       746,157      179,308
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                     295     (52,685)      106,659        89,128       17,531
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                  611,472     (95,132)      310,773       300,649       10,124
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 International Equity Fund II:               20,351     (96,657)      280,807       261,882       18,925
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                       164,619     (50,003)    6,053,920     6,053,922           (2)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:        113,351     (26,261)      844,719       846,273       (1,554)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Utility Fund II:                           381,276    (128,189)      639,721       566,100       73,621
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                 7,466     (12,856)    1,050,437     1,088,069      (37,632)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                         23,543      (7,391)      221,223       209,140       12,083
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  18,252      (2,109)       41,760        41,610          150
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           25,286     (14,653)    1,183,201     1,120,812       62,389
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 ShortTerm Bond Portfolio:                   9,170      (2,222)      652,610       650,060        2,550
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                106,093     (61,217)      446,507       395,584       50,923
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                  0      (3,899)      109,987       110,241         (254)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:       4,095      (5,265)      418,184       424,395       (6,211)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                     33,270     (14,548)      145,356       151,959       (6,603)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Research Series:                            32,798      (7,629)       69,685        69,157          528
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Total Return Series:                        22,438      (3,611)      191,249       184,924        6,325
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                       Net
                                              Gain (Loss)          Net    Increase (Decrease)     Net Assets
                                              -----------       Change in   in Net Assets         ----------
                                           Beginning   End     Unrealized     from Unit       Beginning   End
                                            of Year  of Year   Gain (Loss)   Transactions      of Year   of Year
-----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           $0  $375,527    $375,527     $4,514,462
Annuity contracts in accumulation                                                                $0    $4,888,997
-----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                0    10,325      10,325        440,327
Annuity contracts in accumulation                                                                 0       448,634
-----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                 871,936 7,073,040   6,201,104     35,057,409
Annuity contracts in accumulation                                                        16,434,144    58,037,362
-----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                  4,198   890,268     886,070      8,762,085
Annuity contracts in accumulation                                                           187,382     9,800,678
-----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                  47,839   442,872     395,033      7,472,858
Annuity contracts in accumulation                                                         3,197,071    11,591,426
-----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:              77,134   599,852     522,718      7,793,953
Annuity contracts in accumulation                                                         3,076,039    11,335,329
-----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                            0         0           0       (713,688)
Annuity contracts in accumulation                                                         4,106,739     3,507,665
-----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:        32,984      (201)    (33,185)       816,834
Annuity contracts in accumulation                                                         1,587,267     2,456,452
-----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                          332,527 1,106,478     773,951      7,162,934
Annuity contracts in accumulation                                                         5,071,628    13,335,221
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                    0    17,905      17,905      2,779,331
Annuity contracts in accumulation                                                                 0     2,754,214
-----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                             0    46,718      46,718      1,912,197
Annuity contracts in accumulation                                                                 0     1,987,150
-----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                      0     5,974       5,974        371,127
Annuity contracts in accumulation                                                                 0       393,394
-----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               0    90,906      90,906      2,949,911
Annuity contracts in accumulation                                                                 0     3,113,839
-----------------------------------------------------------------------------------------------------------------
 ShortTerm Bond Portfolio:                      0    (1,799)     (1,799)       306,346
Annuity contracts in accumulation                                                                 0       314,045
-----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                     0   658,071     658,071     13,048,547
Annuity contracts in accumulation                                                                 0    13,802,417
-----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:               735    (4,649)     (5,384)       750,550
Annuity contracts in accumulation                                                            24,857       765,870
-----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          0    98,720      98,720      1,238,511
Annuity contracts in accumulation                                                                 0     1,329,850
-----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                         0    13,628      13,628      4,190,575
Annuity contracts in accumulation                                                                 0     4,216,322
-----------------------------------------------------------------------------------------------------------------
 Research Series:                                0    66,161      66,161      2,397,579
Annuity contracts in accumulation                                                                 0     2,489,437
-----------------------------------------------------------------------------------------------------------------
 Total Return Series:                            0    22,362      22,362      1,134,335
Annuity contracts in accumulation                                                                 0     1,181,849
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

     5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996

-------------------------------------------------------------------------------------------------------

                                                       Valuation   Proceeds      Cost of       Net
                                                        Period       from      Investments   Realized
                                        Dividends     Deductions     Sales        Sold      Gain (Loss)
-------------------------------------------------------------------------------------------------------
 Value Series:                             $606         ($47)       $3,366        $3,307        $59
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 World Government Series:                     0         (961)       35,795        34,610      1,185
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                           1,396       (1,261)       21,355        20,655        700
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 Growth Fund:                             2,369       (2,424)       89,869        97,034     (7,165)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 International Fund:                        468       (3,264)       41,105        40,667        438
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I     $3,142,826  ($1,469,442)  $30,774,009   $30,447,382   $326,620
=======================================================================================================


--------------------------------------------------------------------------------------------------------------------
                                                                              Net                Net Assets
                                           Net Unrealized       Net      Increase (Decrease)    ------------
                                            Gain (Loss)      Unrealized    in Net Assets
                                         Beginning   End      Change in     from Unit      Beginning    End
                                          of Year  of Year   Gain (Loss)   Transactions      of Year    of Year
--------------------------------------------------------------------------------------------------------------------
 Value Series:                              $0         $156        $156      $44,087
Annuity contracts in accumulation                                                                $0          $44,861
--------------------------------------------------------------------------------------------------------------------
 World Government Series:                    0        3,877       3,877      210,327
Annuity contracts in accumulation                                                                 0          214,428
--------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                              0       10,011      10,011      362,627
Annuity contracts in accumulation                                                                 0          373,473
--------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                0      (11,204)    (11,204)     478,565
Annuity contracts in accumulation                                                                 0          460,141
--------------------------------------------------------------------------------------------------------------------
 International Fund:                         0       47,176      47,176      780,441
Annuity contracts in accumulation                                                                 0          825,259
--------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I    $1,366,008  $13,871,018 $12,505,010  $170,635,283   $33,757,616     $218,897,920
=====================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Insurance Company of America and
  Contract Owners of Variable Annuity Account I:


We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1996, the related statements of operations and changes in net assets for the year then ended and the period from June 28, 1995 (commencement of operations) to December 31, 1995 and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1996, the results of its operations and the changes in its net assets for the year ended December 31, 1996 and the period from June 28, 1995 to December 31, 1995 and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


                                                  KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997

[Aetna Back Cover]


[Aetna Logo]

Retirement Services (SM)




Insurance products offered by Aetna Life Insurance and Annuity Company and subsidiaries. Mutual funds and variable annuities are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156.

Visit our home page an the Internet
http://www.aetna.com

These reports are authorized for distribution to other persons only when preceded or accompanied by an effective prospectus or disclosure booklet for that product which gives sales expense and other pertinent information.


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ANN.VAI-96